CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2017	2016
	In thousands

Cash and deposits for immediate withdrawal	$8,539	$7,891
Cash equivalents in USD deposits (1)	4,001	2,001
Cash equivalents in NIS deposits (2)	141	76

	$12,681	$9,968

(1)	The deposits bear interest of 1.53% and 1.12% per year, as of December 31, 2017 and 2016, respectively.
(2)	The deposits bear interest of 0.01% per year, as of each December 31, 2017 and 2016.